Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

(585) 325-6880

July 22, 2009

Filing Room

Securities & Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Manning & Napier Fund, Inc. (File Nos. 002-92633 and 811-04087) / Rule 497(j)
Real Estate Series

Dear Sir or Madam:

The registrant hereby certifies, pursuant to paragraph (j) of Rule 497, that the form of the prospectuses for the series referenced above and the Statement of Additional Information dated July 22, 2009 that would have been filed under paragraph (c) of Rule 497 does not differ from the form of such prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 76, which was filed electronically under Accession Number 0001193125-09-152206 on July 21, 2009.

Sincerely,

MANNING & NAPIER FUND, INC.

/s/ Amy J. Williams

Amy J. Williams

Fund Services Manager